                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11419
                                                               File No. 811-4997



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.____                                         / /

     Post-Effective Amendment No. 24                                         /X/
                                 ----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No. 24
                 ----

                          DELAWARE GROUP EQUITY FUNDS V
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            1818 Market Street, Philadelphia, Pennsylvania    19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 23, 1999
                                                               -----------------

It is proposed that this filing will become effective:

       ___  immediately upon filing pursuant to paragraph (b)

       _X_  on November 23, 1999 pursuant to paragraph (b)

       ___  60 days after filing pursuant to paragraph (a)(1)

       ___  on (date) pursuant to paragraph (a)(1)

       ___  75 days after filing pursuant to paragraph (a)(2)

       ___  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Equity Funds V, as successor issuer of Delaware Group Equity Funds V, Inc., is filing this amendment to the registration statement of Delaware Group Equity Funds V, Inc. and expressly adopts the registration statement of Delaware Group Equity Funds V, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 24 to Registration File No. 33-11419 includes the following:


            1.     Facing Page

            2.     Contents Page

            3.     Part A - Prospectuses*

            4.     Part B - Statement of Additional Information**

            5.     Part C - Other Information

            6.     Signatures


* This filing contains a Supplement dated November 23, 1999 to the Prospectuses for the Registrant's Delaware Small Cap Value Fund, Delaware Small Cap Contrarian Fund, Delaware Mid-Cap Value Fund and Delaware Retirement Income Fund Class A, B, C and Institutional Class dated March 30, 1999. Those Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on April 8, 1999. The Supplements to those Prospectuses filed on August 10, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e). The Supplement to the Prospectuses filed on June 8, 1999 for the Delaware Retirement Income Fund are incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

** This filing contains a Supplement dated November 23, 1999 to the Statement of Additional Information for the Registrant dated March 30, 1999 that Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on April 9, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                November 23, 1999

                          Delaware Small Cap Value Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Group Equity Funds V.

This Supplement also updates the performance information found in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Class A shares of the Fund was -6.77%.

         The Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

The Financial Highlights for each Class of the Fund for the six month period ended May 31, 1999 is (unaudited)(1) shown below.

                                            Delaware Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------
                                                            A Class             B Class              C Class
                                                         -------------------------------------------------------
Net asset value, beginning of period ...................   $ 25.480             $25.140              $25.120

Income (loss) from investment operations:
     Net investment income .............................      0.081              (0.018)              (0.018)
     Net realized and unrealized gain (loss) on
         investments ...................................      1.342               1.338                1.338
                                                           --------             -------              -------
     Total from investment operations ..................      1.423               1.320                1.320
                                                           --------             -------              -------

Less dividends and distributions:
     Dividends from net investment income ..............     (0.163)                 --                   --
     Distributions from net realized gain on
         investments ...................................         --                  --                   --
                                                           --------             -------              -------
     Total dividends and distributions .................     (0.163)                 --                   --
                                                           --------             -------              -------

Net asset value, end of period .........................   $ 26.740             $26.460              $26.440
                                                           ========             =======              =======

Total return(2) ........................................      5.62%               5.25%                5.26%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...........   $255,993             $86,519              $29,946
     Ratio of expenses to average net assets ...........      1.46%               2.16%                2.16%
     Ratio of net investment income to average .........      0.56%              (0.14%)              (0.14%)
         net assets
     Portfolio turnover ................................        42%                 42%                  42%

----------
(1) Ratios have been annualized and total return has not been annualized
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                          Delaware Small Cap Value Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Equity Funds V.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of the Fund was -6.56%.

The Financial Highlights for the Institutional Class of the Fund for the six month period ended May 31, 1999 is (unaudited)(1) shown below.

                                  Delaware Small Cap Value Fund
--------------------------------------------------------------------------------------------------
                                                                            Institutional Class
                                                                           -----------------------
Net asset value, beginning of period ......................................       $ 25.640

Income (loss) from investment operations:
     Net investment income ................................................          0.110
     Net realized and unrealized gain (loss) on investments ...............          1.353
                                                                                  --------
     Total from investment operations .....................................          1.463
                                                                                  --------

Less dividends and distributions:
     Dividends from net investment income .................................         (0.243)
     Distributions from net realized gain on investments ..................             --
                                                                                  --------
     Total dividends and distributions ....................................         (0.243)
                                                                                  --------

Net asset value, end of period ............................................        $26.860
                                                                                  ========

Total return(2) ...........................................................          5.77%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..............................       $120,999
     Ratio of expenses to average net assets ..............................          1.16%
     Ratio of net investment income to average net assets .................          0.86%
     Portfolio turnover ...................................................            42%

----------
(1) Ratios have been annualized and total return has not been annualized
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                         Delaware Retirement Income Fund

                           Class A * Class B * Class C
               Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Group Equity Funds V.

This Supplement also updates the performance information found in the Fund Profile section in the beginning of the prospectus, as well as the Financial Information section found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Class A shares of the Fund was -0.32%.

         The Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each Class A share of the Fund for the six month period ended May 31, 1999 (unaudited)(1) is shown below. No financial information is shown for the Class B or C shares of the Fund, because no shares of these classes were outstanding (other than a single seed share in some cases, and that data is not believed to be meaningful).

                         Delaware Retirement Income Fund
--------------------------------------------------------------------------------------------
                                                                              A Class
                                                                      ----------------------
Net asset value, beginning of period .................................        $10.16

Income from investment operations:
     Net investment income(1) ........................................         0.292
     Net realized and unrealized gain (loss) on investments ..........         0.453
                                                                              ------
     Total from investment operations ................................         0.745
                                                                              ------

Less dividends and distributions:
     Dividends from net investment income ............................        (0.620)
     Distributions from net realized gain on investments .............        (0.385)
                                                                              ------
     Total dividends .................................................        (1.005)
                                                                              ------

Net asset value, end of period .......................................        $9.900
                                                                              ======

Total return(3) ......................................................         8.29%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................        $   25
     Ratio of expenses to average net assets .........................         0.75%
     Ratio of expenses to average net assets prior to expense ........         0.94%
         limitation and expenses paid indirectly
     Ratio of net investment income to average net assets ............         4.57%
     Ratio of net investment income to average net assets prior to ...         4.38%
         expense limitation and expenses paid indirectly
     Portfolio turnover ..............................................           39%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                         Delaware Retirement Income Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund, or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Equity Funds V.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of the Fund was -0.32%.

The Financial Highlights for the Institutional Class of the Fund for the six month period ended May 31, 1999 (unaudited)(1) is shown below.

                         Delaware Retirement Income Fund
------------------------------------------------------------------------------------------------------
                                                                              Institutional Class
                                                                         -----------------------------
Net asset value, beginning of period ....................................         $ 10.15

Income from investment operations:
     Net investment income(2) ...........................................           0.292
     Net realized and unrealized gain (loss) on investments .............           0.443
                                                                                  -------
     Total from investment operations ...................................           0.735
                                                                                  -------

Less dividends and distributions:
     Dividends from net investment income ...............................          (0.620)
     Distributions from net realized gain on investments ................          (0.385)
                                                                                  --------
     Total dividends ....................................................          (1.005)
                                                                                  --------

Net asset value, end of period ..........................................         $ 9.880
                                                                                  =======

Total return(3) .........................................................           8.18%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ............................         $ 3,070
     Ratio of expenses to average net assets ............................           0.75%
     Ratio of expenses to average net assets prior to expense ...........           0.94%
         limitation and expenses paid indirectly
     Ratio of net investment income to average net assets ...............           4.57%
     Ratio of net investment income to average net assets prior to ......           4.38%
         expense limitation and expenses paid indirectly
     Portfolio turnover .................................................             39%

----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                       Delaware Small Cap Contrarian Fund

                           Class A * Class B * Class C
               Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's name or investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Group Equity Funds V.

                                November 23, 1999

                       Delaware Small Cap Contrarian Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's name or investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Equity Funds V.

                                November 23, 1999

                           Delaware Mid-Cap Value Fund

                           Class A * Class B * Class C
               Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's name or investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Group Equity Funds V.

                                November 23, 1999

                           Delaware Mid-Cap Value Fund

                               Institutional Class
                Supplement to the Prospectus dated March 30, 1999

On November 23, 1999, the Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's name or investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds V, Inc. to Delaware Equity Funds V.

                                November 23, 1999

   Supplement to the Statement of Additional Information dated March 30, 1999

                          Delaware Group Equity Funds V

                          Delaware Small Cap Value Fund
                       Delaware Small Cap Contrarian Fund
                           Delaware Mid-Cap Value Fund
                         Delaware Retirement Income Fund

               (Class A * Class B * Class C * Institutional Class)

The following supplements the discussion concerning the Funds' financial statements on Page 1 and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Funds' Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations through May 31, 1999, for each Class of the Delaware Small Cap Value Fund, and the average annual total return quotations through May 31, 1999, for Class A and the Institutional Class for the Delaware Retirement Income Fund. This information supplements and updates the information appearing under the heading Performance Information. The annual return quotations are calculated in the manner described in the SAI.

                                                     Average Annual Total Return
                                                    Delaware Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Class B
                       Class A          Class A      Institutional  Class B Shares  Shares       Class C         Class C
                       Shares(1)        Shares       Class          (Including      (Excluding   Shares          Shares
                       (at Offer)       (at NAV)                     Deferred Sales Deferred     (Including      (Excluding
                                                                     Charge)(2)     Sales        Deferred        Deferred
                                                                                    Charge)      Sales Charge)   Sales Charge)
------------------------------------------------------------------------------------------------------------------------------------
                        -11.93%         -6.55%         -6.36%          -11.83%       -7.19%                         -7.20%
1 year ended                                                                                         -8.12%
5/31/99
------------------------------------------------------------------------------------------------------------------------------------
                         10.14%         12.33%         12.67%           10.75%       11.56%          11.56%         11.56%
3 years ended
5/31/99
------------------------------------------------------------------------------------------------------------------------------------
                         11.48%                        13.14%              N/A          N/A             N/A            N/A
5 years ended                           12.80%
5/31/99
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         12.21%         12.88%         13.10%              N/A          N/A             N/A            N/A
10 years
ended
5/31/99
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B
                       Class A          Class A      Institutional  Class B Shares  Shares       Class C         Class C
                       Shares(1)        Shares       Class          (Including      (Excluding   Shares          Shares
                       (at Offer)       (at NAV)                    Deferred Sales   Deferred    (Including      (Excluding
                                                                    Charge)(2)      Sales        Deferred        Deferred
                                                                                    Charge)      Sales Charge)   Sales Charge)
------------------------------------------------------------------------------------------------------------------------------------
                         13.60%         14.16%         14.35%           12.44%       12.71%          13.65%         13.65%
Life of
Fund(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Date of initial public offering of Delaware Small Cap Value Fund A Class was June 24, 1987; date of initial public offering of Delaware Small Cap Value Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Small Cap Value Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Small Cap Value Fund Class C Shares was November 29, 1995.

                                            Average Annual Total Return
                                        Delaware Retirement Income Fund(1)
------------------------------------------------------------------------------------------------------------
                               Class A Shares             Class A Shares
                              (at Offer)(2)(3)              (at NAV)(3)             Institutional Class
------------------------------------------------------------------------------------------------------------
                                   -2.56%                      3.40%                       3.30%
1 year ended 5/31/99
------------------------------------------------------------------------------------------------------------
                                   15.82%                     18.61%                      18.52%
Life of Fund
(12/2/96)
------------------------------------------------------------------------------------------------------------

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.
(2) Prior to March 30, 1999, the maximum front-end sales charge was 4.75%. Effective March 30, 1999, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) The Distributor has agreed to waive 12b-1 Plan expenses during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.

Below are the cumulative total return quotations through May 31, 1999, for each Class of the Delaware Small Cap Value Fund, and the cumulative total return quotations through May 31, 1999, for Class A and the Institutional Class for the Delaware Retirement Income Fund. This information supplements and updates the information appearing under the heading Performance Information. The annual return quotations are calculated in the manner described in the SAI.

                                              Cumulative Total Return
                                           Delaware Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------

                     Class A        Class A        Institutional  Class B Shares   Class B      Class C         Class C
                     Shares(1)      Shares         Class          (Including       Shares       Shares          Shares
                     (at Offer)     (at NAV)                      Deferred Sales   (Excluding   (Including      (Excluding
                                                                  Charge)(2)       Deferred     Deferred        Deferred
                                                                                   Sales        Sales           Sales
                                                                                   Charge)      Charge)         Charge)
---------------------------------------------------------------------------------------------------------------------------

3 months ended            5.36%         11.79%         11.87%            6.60%       11.60%          10.61%         11.61%
5/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended           -0.43%          5.62%          5.77%            0.25%        5.25%           4.26%          5.26%
5/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended           17.63%         24.83%         25.08%           19.17%       24.17%          23.19%         24.19%
5/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended            -11.93%         -6.55%         -6.30%          -11.83%       -7.19%          -8.12%         -7.20%
5/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended            33.60%         41.75%         43.03%           35.84%       38.84%          38.83%         38.83%
5/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended            72.17%         82.65%         85.43%              N/A          N/A             N/A            N/A
5/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended          216.58%        235.85%        242.54%              N/A          N/A             N/A            N/A
5/31/99
---------------------------------------------------------------------------------------------------------------------------

                        358.13%        386.01%        395.67%           74.21%                       56.61%         56.61%
                                                                                     76.21%
Life of Fund(3)
---------------------------------------------------------------------------------------------------------------------------

(1) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Date of initial public offering of Delaware Small Cap Value Fund A Class was June 24, 1987; date of initial public offering of Delaware Small Cap Value Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Small Cap Value Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Small Cap Value Fund Class C Shares was November 29, 1995.

                                              Cumulative Total Return
                                        Delaware Retirement Income Fund (1)
----------------------------------------------------------------------------------------------------------------


                                    Class A Shares              Class A Shares
                                   (at Offer)(2)(3)              (at NAV)(3)             Institutional Class
----------------------------------------------------------------------------------------------------------------
                                        0.10%                       6.22%                       6.12%
3 months ended 5/31/99
----------------------------------------------------------------------------------------------------------------
                                        2.05%                       8.29%                       8.18%
6 months ended 5/31/99
----------------------------------------------------------------------------------------------------------------
                                        9.25%                       15.94%                     15.84%
9 months ended 5/31/99
----------------------------------------------------------------------------------------------------------------
                                        -2.56%                      3.40%                       3.30%
1 year ended 5/31/99
----------------------------------------------------------------------------------------------------------------
                                        44.27%                      53.09%                     52.82%
Life of Fund (12/2/96)
----------------------------------------------------------------------------------------------------------------

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.
(2) Prior to March 30, 1999, the maximum front-end sales charge was 4.75%. Effective March 30, 1999, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) The Distributor has agreed to waive 12b-1 Plan expenses during the periods shown. In the absence of such waiver and reimbursement, performance would have been affected negatively.


On November 23, 1999, Delaware Group Equity Funds V, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Equity Funds V. Therefore, the discussion in the General Information section is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading General Information, concerning the organization of the Funds, shall be replaced by the following paragraph:

         The company is an open-end, registered management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. The company was organized as a Maryland corporation on January 16, 1987, and subsequently reorganized as a Delaware business trust on November 23, 1999.

         The first paragraph under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following sentence:

         Equity Funds V has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes.

The defined term "Equity Funds V, Inc." shall be replaced with the term "Equity Funds V" throughout the SAI.

                                     PART C

                                Other Information


Item 23.       Exhibits

               (a)   Agreement and Declaration of Trust.

                     (1) Agreement and Declaration of Trust (December 17, 1998)
                         attached as Exhibit.

                     (2) Certificate of Trust (December 17, 1998) attached as
                         Exhibit.

               (b)   By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

               (c)   Copies of All Instruments Defining the Rights of Holders.

                     (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust attached as Exhibit (a)(1).

                     (2)  By-Laws. Article II of By-Laws attached as Exhibit
                          (b).

               (d) Investment Management Agreement. Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant on behalf of each Fund attached as Exhibit.

               (e)   (1)  Distribution Agreement. Form of Distribution Agreement
                          (November 1999) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

                     (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                     (3) Dealer's Agreement. Form of Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

                     (4) Mutual Fund Agreement. Form of Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                          1995) incorporated into this filing by reference to Post-Effective Amendment No. 15 filed January 29, 1996.

               (f)   Inapplicable.

               (g)   Custodian Agreement.

                     (1) Form of Custodian Agreement (November 1999) between The Chase Manhattan Bank and the Registrant (Module) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed September 13, 1996, Post-Effective Amendment No. 18 filed April 30, 1997, Post-Effective Amendment No. 20 filed February 3, 1998 and Post-Effective Amendment No. 21 filed October 2, 1998.

               (h)   Other Material Contracts.

                     (1)  Form of Shareholders Services Agreement (November
                          1999) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

                     (2) Form of Delaware Group of Funds Fund Accounting Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed January 28, 1997.

               (i)   Opinion of Counsel.  Attached as Exhibit.

               (j)   Consent of Auditors.  Attached as Exhibit.

               (k)   Inapplicable.

               (l) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed June 17, 1987.

               (m)   Plans under Rule 12b-1.

                     (1)  Form of Plan under Rule 12b-1 for Class A (November
                          1999) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

                     (2)  Form of Plan under Rule 12b-1 for Class B (November
                          1999) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

                     (3)  Form of Plan under Rule 12b-1 for Class C (November
                          1999) on behalf of Mid-Cap Value Fund and Small Cap Contrarian Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed October 2, 1998.

               (n)   Plan under Rule 18f-3.

                     (1) Form of Rule 18f-3 Plan incorporated into this filing by reference to Post-Effective Amendment No. 19 filed November 28, 1997.

               (o)   Other:  Trustees' Power of Attorney. Attached as Exhibit.

Item 24.    Persons Controlled by or under Common Control with Registrant. None.

Item 25.    Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26.    Business and Other Connections of Investment Adviser.

            (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc.,

Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manger and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

Item 27.    Principal Underwriters.

            (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

            (b) Information with respect to each director, officer or partner of principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

            (c)  Inapplicable.

Item 28.    Location of Accounts and Records.

            All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.    Management Services.  None.

Item 30.    Undertakings.  Inapplicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this day 18th of November, 1999.


                                        DELAWARE GROUP EQUITY FUNDS V


                                        By       /s/ David K. Downes
                                           -------------------------------------
                                                     David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                          Title                       Date
---------------------      ---------------------------------   -----------------

/s/David K. Downes         President/Chief Executive Officer   November 18, 1999
----------------------     Chief Operating Officer/Chief
David K. Downes            Financial Officer
                           (Principal Executive Officer,
                           Principal Financial Officer and
                           Principal Accounting Officer)
                           and Trustee

/s/Wayne A. Stork          Trustee                             November 18, 1999
----------------------
Wayne A. Stork

/s/ Walter P. Babich  *    Trustee                             November 18, 1999
-----------------------
Walter P. Babich

/s/ John H. Durham    *    Trustee                             November 18, 1999
-----------------------
John H. Durham

/s/ Anthony D. Knerr  *    Trustee                             November 18, 1999
-----------------------
Anthony D. Knerr

/s/ Ann R. Leven      *    Trustee                             November 18, 1999
-----------------------
Ann R. Leven

/s/Thomas F. Madison  *    Trustee                             November 18, 1999
-----------------------
Thomas F. Madison

/s/Charles E. Peck    *    Trustee                             November 18, 1999
-----------------------
Charles E. Peck

/s/ Jan L. Yeomans    *    Trustee                             November 18, 1999
-----------------------
Jan L. Yeomans

                       *By    /s/ David K. Downes
                           ---------------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.      Exhibit
-----------      -------

EX-99.A1         Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2         Certificate of Trust (December 17, 1998)

EX-99.B          By-Laws

EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant on behalf of each Fund

EX-99.I          Legal Opinion

EX-99.J          Consent of Auditors

EX-99.O          Trustees' Power of Attorney